Related Party Transactions - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Deferred gains			$ 941	$ 942
Receivables from employees			230	155
Annual consulting fee			190
Annual consulting fee for renewal			150
Amended consulting agreement period			5 years
Consulting agreement renewal period			1 year
Interest owned in service contract			26.66%
Aggregate amount payable under the service contract			1,000
Amount incurred from the service contract			625
LAMAR MEDIA CORP
Related Party Transaction [Line Items]
Payable to parent company			9,400	7,105
Increase in additional paid in capital	$ 19,668	$ 10,987	$ 16,553	$ 27,982	$ 17,302